INTEREST RATE SWAPS - Gross amounts of liabilities - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Derivative Liabilities, Gross Amount of Recognized Liabilities	$ 1,530,010	$ 0
Derivative Liabilities, Gross Amount Offset in the Condensed Consolidated Balance Sheets	0	0
Derivative Liabilities, Net Amounts of Liabilities Presented in the Condensed Consolidated Balance Sheets	1,530,010	0
Derivative Liabilities , Gross Amounts not Offset in the Condensed Consolidated Balance Sheets,Financial Instruments	0	0
Derivative Liabilities , Gross Amounts not Offset in the Condensed Consolidated Balance Sheets,Cash Collateral Received	0	0
Derivative liabilities, Net Amount	$ 1,530,010	$ 0